Credit Risk - Disclosure of Credit Rating of Financial Assets Subject to Credit Risk (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Coverage Ratio	0.30%	0.30%
Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (869)	£ (992)
Accumulated impairment | ECL - On balance sheet
Disclosure of credit risk exposure [line items]
Financial assets	(869)	(992)	£ (1,005)
Balance sheet asset | Financial assets at amortised cost | Exposures - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	£ 165,000	£ 172,700
Coverage Ratio	0.10%	0.10%
Balance sheet asset | Financial assets at amortised cost | Exposures - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	£ 146,700	£ 153,000
Coverage Ratio	0.00%	0.00%
Balance sheet asset | Financial assets at amortised cost | Exposures - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	£ 16,600	£ 17,800
Coverage Ratio	0.60%	0.60%
Balance sheet asset | Financial assets at amortised cost | Exposures - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,700	£ 1,900
Coverage Ratio	5.90%	5.00%
Balance sheet asset | Financial assets at amortised cost | Loans and advances to customers | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ 199,400	£ 207,400
Coverage Ratio	0.40%	0.40%
Balance sheet asset | Financial assets at amortised cost | Loans and advances to customers | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	£ 177,500	£ 182,600
Coverage Ratio	0.10%	0.10%
Balance sheet asset | Financial assets at amortised cost | Loans and advances to customers | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	£ 19,700	£ 22,200
Coverage Ratio	1.50%	1.80%
Balance sheet asset | Financial assets at amortised cost | Loans and advances to customers | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	£ 2,200	£ 2,600
Coverage Ratio	18.20%	13.30%
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 9 | Exposures - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	£ 5,200	£ 5,200
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 9 | Exposures - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	5,100	5,200
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 9 | Exposures - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	100	0
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 9 | Exposures - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 8 | Exposures - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	29,800	32,500
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 8 | Exposures - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	29,300	31,400
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 8 | Exposures - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	500	1,100
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 8 | Exposures - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 7 | Exposures - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	76,500	79,900
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 7 | Exposures - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	72,900	75,900
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 7 | Exposures - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	3,600	4,000
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 7 | Exposures - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 6 | Exposures - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	40,800	41,500
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 6 | Exposures - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	35,000	36,300
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 6 | Exposures - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	5,800	5,200
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 6 | Exposures - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 5 | Exposures - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	6,500	6,600
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 5 | Exposures - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	4,000	3,600
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 5 | Exposures - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	2,500	3,000
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 5 | Exposures - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 4 | Exposures - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	3,300	3,700
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 4 | Exposures - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	400	400
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 4 | Exposures - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	2,900	3,200
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 4 | Exposures - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	100
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	3,100	3,500
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	200
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	1,300	1,400
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	1,800	1,900
Balance sheet asset | Cost | Financial assets at amortised cost | Other | Exposures - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Cost | Financial assets at amortised cost | Other | Exposures - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Cost | Financial assets at amortised cost | Other | Exposures - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Cost | Financial assets at amortised cost | Other | Exposures - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 9 | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	5,800	5,300
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 9 | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	5,700	5,300
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 9 | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	100	0
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 9 | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 8 | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	31,300	34,200
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 8 | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	30,600	33,100
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 8 | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	700	1,100
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 8 | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 7 | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	81,800	84,400
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 7 | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	78,100	80,400
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 7 | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	3,700	4,000
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 7 | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 6 | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	46,400	48,900
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 6 | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	40,500	43,600
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 6 | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	5,900	5,300
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 6 | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 5 | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	15,600	14,600
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 5 | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	12,400	10,300
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 5 | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	3,200	4,300
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 5 | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 4 | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	6,800	8,300
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 4 | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	2,800	2,800
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 4 | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	3,900	5,400
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 4 | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	100	100
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	5,400	5,400
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	600	300
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	2,400	2,400
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	2,400	2,700
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Other | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	7,100	7,200
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Other | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	6,900	6,900
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Other | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	100	100
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Other | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	100	200
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Exposures - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	(200)	(200)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Exposures - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Exposures - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Exposures - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | ECL - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	(200)	(200)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | ECL - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | ECL - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | ECL - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 9 | ECL - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 9 | ECL - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 9 | ECL - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 9 | ECL - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 8 | ECL - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 8 | ECL - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 8 | ECL - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 8 | ECL - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 7 | ECL - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 7 | ECL - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 7 | ECL - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 7 | ECL - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 6 | ECL - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 6 | ECL - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 6 | ECL - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 6 | ECL - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 5 | ECL - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 5 | ECL - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 5 | ECL - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 5 | ECL - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 4 | ECL - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 4 | ECL - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 4 | ECL - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 4 | ECL - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 3 to 1 | ECL - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 3 to 1 | ECL - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 3 to 1 | ECL - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 3 to 1 | ECL - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Other | ECL - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Other | ECL - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Other | ECL - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Other | ECL - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	(800)	(900)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(300)	(400)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	(400)	(400)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	(800)	(900)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(300)	(400)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	(400)	(400)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 9 | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 9 | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 9 | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 9 | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 8 | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 8 | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 8 | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 8 | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 7 | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 7 | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 7 | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 7 | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 6 | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 6 | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 6 | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 6 | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 5 | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	(200)	(200)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 5 | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 5 | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 5 | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 4 | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(200)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 4 | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 4 | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(200)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 4 | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 3 to 1 | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	(500)	(500)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 3 to 1 | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 3 to 1 | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 3 to 1 | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	(400)	(400)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Other | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Other | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Other | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Other | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ 35,600	£ 31,400
Coverage Ratio	0.30%	0.30%
Off-balance sheet | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	£ 34,400	£ 30,300
Coverage Ratio	0.00%	0.00%
Off-balance sheet | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,100	£ 1,000
Coverage Ratio	9.10%	9.10%
Off-balance sheet | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	£ 100	£ 100
Coverage Ratio	0.00%	0.00%
Off-balance sheet | Cost | Internal grade 9 | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ 6,900	£ 0
Off-balance sheet | Cost | Internal grade 9 | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	6,900	0
Off-balance sheet | Cost | Internal grade 9 | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Cost | Internal grade 9 | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Cost | Internal grade 8 | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	8,900	6,300
Off-balance sheet | Cost | Internal grade 8 | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	8,800	6,300
Off-balance sheet | Cost | Internal grade 8 | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	100	0
Off-balance sheet | Cost | Internal grade 8 | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Cost | Internal grade 7 | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	9,000	7,000
Off-balance sheet | Cost | Internal grade 7 | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	8,800	6,900
Off-balance sheet | Cost | Internal grade 7 | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	200	100
Off-balance sheet | Cost | Internal grade 7 | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Cost | Internal grade 6 | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	4,200	6,800
Off-balance sheet | Cost | Internal grade 6 | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	4,000	6,700
Off-balance sheet | Cost | Internal grade 6 | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	200	100
Off-balance sheet | Cost | Internal grade 6 | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Cost | Internal grade 5 | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	1,900	4,600
Off-balance sheet | Cost | Internal grade 5 | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	1,700	4,400
Off-balance sheet | Cost | Internal grade 5 | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	200	200
Off-balance sheet | Cost | Internal grade 5 | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Cost | Internal grade 4 | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	800	1,700
Off-balance sheet | Cost | Internal grade 4 | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	500	1,200
Off-balance sheet | Cost | Internal grade 4 | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	300	500
Off-balance sheet | Cost | Internal grade 4 | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Cost | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	700	400
Off-balance sheet | Cost | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	400	100
Off-balance sheet | Cost | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	200	200
Off-balance sheet | Cost | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	100	100
Off-balance sheet | Cost | Other | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	3,300	4,700
Off-balance sheet | Cost | Other | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	3,300	4,700
Off-balance sheet | Cost | Other | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Cost | Other | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Off-balance sheet | Accumulated impairment | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Off-balance sheet | Accumulated impairment | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Off-balance sheet | Accumulated impairment | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Off-balance sheet | Accumulated impairment | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 9 | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 9 | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 9 | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 9 | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 8 | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 8 | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 8 | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 8 | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 7 | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 7 | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 7 | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 7 | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 6 | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 6 | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 6 | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 6 | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 5 | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 5 | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 5 | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 5 | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 4 | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Off-balance sheet | Accumulated impairment | Internal grade 4 | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 4 | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Off-balance sheet | Accumulated impairment | Internal grade 4 | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 3 to 1 | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 3 to 1 | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 3 to 1 | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 3 to 1 | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Other | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Other | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Other | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Other | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0